Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic	$ (38,332)	$ (24,499)	$ (85,479)
Weighted Average Number of Shares Outstanding, Basic	134,699	89,891	89,444
Earnings Per Share, Basic	$ (0.28)	$ (0.27)	$ (0.96)
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	0	0
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants	0	0	0
Net Income (Loss) Available to Common Stockholders, Diluted	$ (38,332)	$ (24,499)	$ (85,479)
Weighted Average Number of Shares Outstanding, Diluted	134,699	89,891	89,444
Earnings Per Share, Diluted	$ (0.28)	$ (0.27)	$ (0.96)
Share-based Payment Arrangement
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,886,429	7,309,703	3,274,172
Warrant
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	10,539,889